Related party balances and transactions - Related party balances (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	May 31, 2025	Jan. 31, 2025	Mar. 31, 2024	Nov. 30, 2023	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Sep. 30, 2025	Mar. 31, 2025	Oct. 31, 2024	Jun. 30, 2024	Jan. 31, 2024
Related party balances and transactions
Amounts due from related parties, net						$ 53,737	$ 5,007	[1]
Amounts due to related parties						$ 54,648	24,071	[1]
Amount of transaction				$ 7,007
Interest rate						5.00%
Minimum interest rate			6.00%										4.80%
Factoring accounts receivable			$ 20,528			$ 21,021	28,292						$ 35,035
Interest expense						23,772	18,568	[2]	$ 11,239	[2]
Additional paid-in capital						958,052	895,010	[1]
Software licensing agreement period				3 years
Additional period	8 years
Zhejiang Huanfu
Related party balances and transactions
Inventory purchases						629	3,484		14,339
Cost of revenue						68	1		59
Hubei ECARX
Related party balances and transactions
Cost of revenue						614	288		0
Xingji Meizu
Related party balances and transactions
Cost of revenue						18,103	8,557		0
Rental of office space
Related party balances and transactions
Amount of transaction						672	778		652
Purchase of products and services
Related party balances and transactions
Amount of transaction						309,303	157,588		89,732
Purchase of products and services | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction						697	3,485		14,398
Purchase of products and services | Hubei ECARX
Related party balances and transactions
Amount of transaction						1,065	2,524		467
Purchase of products and services | Xingji Meizu
Related party balances and transactions
Amount of transaction						23,227	16,456		386
Loans to related parties
Related party balances and transactions
Amount of transaction						11,371	1,488		29,433
Loans to related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction							0
Cash collections of loans and advances to related parties
Related party balances and transactions
Amount of transaction						5,832	2,439		29,388
Cash collections of loans and advances to related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction						0	0		27,413
Interest income on loans due from related parties
Related party balances and transactions
Amount of transaction						150	62		748
Interest income on loans due from related parties | Hubei ECARX
Related party balances and transactions
Amount of transaction						2,128	1,561		1,504
Interest income on loans due from related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction						96	0		253
Annual Software Sales | Smart Zhejiang
Related party balances and transactions
Amount of transaction			6,748
Prepayments to related parties
Related party balances and transactions
Amount of transaction							0		0
Prepayments to related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction						26,504
Related Party
Related party balances and transactions
Accounts receivable						185,536	187,330	[1]
Amounts due from related parties, net						53,737	5,007
Other non-current assets – related parties						0	36,403	[1]
Accounts payable – related parties						104,483	69,967	[1]
Amounts due to related parties						54,648	24,071
Contract liabilities, current						7,325	20,493	[1]
Contract liabilities, non-current						10	5,084	[1]
Inventory purchases						32,455	18,072		5,845
Cost of revenue						266,615	123,082		77,163
Aggregate principal amount						77,159
Interest expense						1,818	2,165		1,717
Related Party | Unsecured debt
Related party balances and transactions
Aggregate principal amount			$ 41,549			69,888	20,528
Debt remaining balance						28,292	21,021
Related Party | Geely Group | Unsecured debt
Related party balances and transactions
Aggregate principal amount		$ 27,252			$ 44,458	84,084	28,135				$ 24,496	$ 4,919		$ 13,697	$ 41,832
Interest rate		3.90%			4.10%
Related Party | Hubei ECARX
Related party balances and transactions
Other non-current assets – related parties							32,090
Amount of transaction							$ 39,822
Interest rate							5.00%
Additional paid-in capital						873
Increase (decrease) in due from related parties						10,040
Related Party | Smart Zhejiang
Related party balances and transactions
Accounts receivable						4,873	$ 1,862
Other non-current assets – related parties							$ 4,313
Interest rate							3.95%
Software licensing agreement period			3 years
Related Party | Xingji Meizu
Related party balances and transactions
Accounts payable – related parties							$ 6,474
Software licensing agreement period				3 years
Additional period	8 years
Related Party | Operating expense
Related party balances and transactions
Amount of transaction						10,233	16,434		6,724
Related Party | Research and development expenses | Hubei ECARX
Related party balances and transactions
Amount of transaction						451	2,236		467
Related Party | Raw Materials And Software | Xingji Meizu
Related party balances and transactions
Amount of transaction						5,124	7,899		386
Related Party | Rental of office space
Related party balances and transactions
Amount of transaction						672	778		$ 652
Related Party | Purchase of products and services
Related party balances and transactions
Amounts due from related parties, net						10,169	3,645
Accounts payable – related parties						104,483	63,493
Related Party | Technical and logistical services
Related party balances and transactions
Amounts due to related parties						10,174	1,730
Related Party | Loans and interest receivable
Related party balances and transactions
Amounts due from related parties, net						7,024	1,362
Related Party | Borrowings and interest payable on borrowing
Related party balances and transactions
Amounts due to related parties						$ 423	$ 1,320
Related Party | Annual Software Sales | Xingji Meizu
Related party balances and transactions
Amount of transaction				$ 7,007

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))